AURORA 10Q - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Share (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 23, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Beginning balance			$ 436,280,000	$ 436,280,000	$ 436,280,000	$ 436,280,000	$ 409,688,000
Ending balance		$ 436,280,000		436,280,000	436,280,000	436,280,000	436,280,000
Aurora Acquisition Corp
Temporary Equity [Line Items]
Reclass of permanent equity to temporary equity			16,999,995	16,999,995	287,884	3,625,617	0
Interest adjustment to redemption value			1,676,767
Class A ordinary shares subject to possible redemption | Aurora Acquisition Corp
Temporary Equity [Line Items]
Beginning balance		2,181,658	246,628,487	246,628,487	$ 243,002,870	243,002,870
Reclass of permanent equity to temporary equity	$ 166	19,954	16,999,995				12,681,484
Interest adjustment to redemption value			1,676,767
Ending balance		$ 2,201,612	2,181,658	$ 2,201,612		$ 246,628,487	$ 243,002,870
Class A ordinary shares subject to possible redemption | Aurora Acquisition Corp | Public
Temporary Equity [Line Items]
Shares redeemed by public and sponsor			(246,123,596)
Class A ordinary shares subject to possible redemption | Aurora Acquisition Corp | Sponsor
Temporary Equity [Line Items]
Shares redeemed by public and sponsor			$ (16,999,995)